RISK MANAGEMENT - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Financial guarantees	$ 10,144,301	$ 12,691,198
0 - 30 Days
RISK MANAGEMENT
Financial guarantees	744,077	826,699
31 Days - 1 Year
RISK MANAGEMENT
Financial guarantees	6,535,071	9,388,345
Between 1 and 3 years
RISK MANAGEMENT
Financial guarantees	2,135,249	1,489,899
Between 3 and 5 years
RISK MANAGEMENT
Financial guarantees	60,876	450,875
Greater than 5 years
RISK MANAGEMENT
Financial guarantees	$ 669,028	$ 535,380